Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

Sunlands Technology Group (the “Company” or “Sunlands Technology”) was incorporated under the laws of the Cayman Islands on September 18, 2015. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing online education service in the People’s Republic of China (“PRC”).

History of the Group

In July 2011, Mr. Jianhong Yin (the “Founder”) established Sunland Education Co. Limited (the “Previous Cayman”). In March 2012, the Previous Cayman, through its 100% owned subsidiary, Sunland Education Technology HK Limited, established Beijing Shangzhi Jiaye Education Technology Co., Ltd. (the “Previous WFOE”).

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing education services outside China. To comply with the PRC laws and regulations, the Founder, Previous WFOE and Beijing Shangde Jiaxun Education Technology Co., Ltd. (“Shangde Jiaxun” or the “Previous VIE”), which was established by the Founder in July 2008, entered into a series of contractual arrangements in December 2013 (the “Previous VIE arrangement”). As a result of these contractual arrangements, the Previous Cayman believed that these contractual arrangements would enable itself to (1) have power to direct the activities that most significantly affects the economic performance of the Previous VIE, and (2) receive the economic benefits of the VIE that could be significant to the Previous VIE. Accordingly, the Previous Cayman was considered the primary beneficiary of the Previous VIE and was able to consolidate the Previous VIE and its subsidiaries.

In June 2014, the Group determined to cease the offline, classroom-based education service and transform its business model to online education service. During 2015 and 2016, in order to execute the business shift and prepare for an initial public offering (“IPO”) in the PRC, the Group terminated the Previous VIE arrangement and started to conduct the online education service through Beijing Shangde Online Education Technology Co., Ltd. (the “2016 Reorganization”). Beijing Sunlands was set up by Shangde Jiaxun in September 2013 as a limited liability company in the PRC.

In August 2017, the Group decided to pursue the IPO in the capital market overseas. To accommodate the aforementioned restrictions, the Group identified the Company as the prospective listing entity and entered into a series of contractual arrangements among the Company’s shareholders, its subsidiaries, the Founder, the Chief Executive Officer (the “CEO”) of the Group, Beijing Sunlands and the shareholders of Beijing Sunlands (the “2017 Reorganization”).

2016 Reorganization

During 2015 and 2016, in part of the IPO plan in the PRC, the Group undertook a series of steps, mainly to dissolve the VIE structure, which includes:

•

During 2015, the Previous WFOE terminated the Previous VIE arrangement through which RMB49,359 was recognized as an effect of such reorganization in the Group’s consolidated statements of changes in shareholders’ deficit. Meanwhile, Shangde Jiaxun, the Previous VIE, transferred its equity interests in Beijing Sunlands to the Founder and the CEO.

•

From March to July 2016, based on the VIE termination agreement entered into by the shareholders of the Previous WFOE, Beijing Sunlands acquired 100% equity interests of the Previous WFOE at a cash consideration of RMB293,644. Such cash consideration was used by the Previous Cayman to repurchase the equity interests held by the third party investors of the Previous Cayman.

•

Subsequent to the repurchase, the shareholders of the Previous Cayman made capital contributions to Beijing Sunlands. After that, the shareholders of the Previous Cayman became the shareholders of Beijing Sunlands.

1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

2016 Reorganization- continued

As the Previous Cayman, Previous WFOE and Beijing Sunlands were all under common control of the Founder, the above series of steps to reorganize the Group during 2015 and 2016 were accounted for in a manner similar to a pooling of interest with assets and liabilities and were all reflected at their historical amounts in the Group’s consolidated financial statements.

2017 Reorganization

In August 2017, the Group decided to pursue the IPO in the capital market overseas. Accordingly, the Group undertook a series of steps, mainly to establish the VIE structure, which includes:

•

In August 2017, the Company, through its wholly-owned subsidiary, Sunlands Online Education HK Limited (formerly known as Studyvip Online Education HK Limited) (“Sunlands HK”), established Wuhan Studyvip Online Education Co., Ltd. (“Wuhan Zhibo” or the “New WFOE”).

•

In August 2017, the New WFOE entered into a series of contractual agreements with Beijing Sunlands (the “New VIE”), its subsidiaries and the shareholders of Beijing Sunlands (the “New VIE arrangements”). The Group believes that these contractual arrangements would enable the Company to (1) have power to direct the activities that most significantly affect the economic performance of the New VIE, and (2) receive the economic benefits of the VIE that could be significant to the New VIE. Accordingly, the Company is considered the primary beneficiary of the New VIE and is able to consolidate the New VIE and its subsidiaries.

As the Company, New WFOE and New VIE were all under common control of the Founder, the above series of steps to reorganize the Group during 2017 were accounted for in a manner similar to a pooling of interest with assets and liabilities at their historical amounts in the Group’s consolidated financial statements.

As such, the Group’s consolidated financial statements were prepared as if the current corporate structure had been in existence for all periods presented.

In March 2018, the Founder and the CEO set up a new limited company, Tianjin Shangde Online Education Technology Co., Ltd. (“Tianjin Shangde”) to operate online education services. Subsequently, in May 2018, Tianjin Studyvip Education Co., Limited (“Tianjin Sunlands"), a wholly-owned subsidiary of the Group, entered into a series of contractual arrangements with Tianjin Shangde, and the shareholders of Tianjin Shangde, through which the Company obtained effective control over, and became the primary beneficiary of, Tianjin Shangde.

1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

As of December 31, 2019, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands HK	October 6, 2015	HongKong	100%	Investment holding
Wuhan Zhibo	August 2, 2017	PRC	100%	Provision of technical consultation and services
Tianjin Sunlands	July 31, 2017	PRC	100%	Provision of technical consultation and services
Wuhan Shangde Online Education Technology Co., Ltd.	June 25, 2019	PRC	100%	Provision of education services
Chengdu Xinketang Cultural Communication Co., Ltd.	November 4, 2019	PRC	100%	Sales of educational materials and books

Variable interest entities ("VIEs"):
Beijing Sunlands	September 27, 2013	PRC	N/A*	Investment holding and provision of education services
Tianjin Shangde	March 21, 2018	PRC	N/A*	Provision of education services
VIEs’ subsidiaries:
Beijing Shangzhi Jiaye Education Technology Co., Ltd.	March 13, 2012	PRC	100%	Provision of education services
Beijing Shangren Chongye Education Technology Co., Ltd.	September 27, 2013	PRC	100%	Provision of education services
Guangdong Shangde Online Education Technology Co., Ltd.	October 15, 2013	PRC	100%	Provision of education services
Guangzhou Youhe Self-study Training School	May 19, 2015	PRC	100%	Provision of education services
Beijing Heikuaima Education Technology Co., Ltd. (2)	March 3, 2016	PRC	100%	Provision of education services
Shanghai Shangchi Education Technology Co., Ltd.	December 22, 2016	PRC	90%	Provision of education services
Shanghai Shangchi Institute	September 1, 2017	PRC	100%	Provision of education services
Guangzhou Shangzhi Side Education Technology Co., Ltd.	September 28, 2017	PRC	100%	Provision of education services

* These entities are controlled by the Company pursuant to the contractual agreements disclosed below.

(1)	The English names are for identification purpose only.
(2)	The entity changed its legal name from Beijing Bainiao Education Technology Co., Ltd. to Beijing Heikuaima Education Technology Co., Ltd. in July 2019.

1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements

There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing telecommunications value-added services in the PRC. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, the Company’s wholly owned subsidiaries in the PRC, as foreign invested companies, may be deemed to be telecommunications value-added services providers in the PRC. To comply with these foreign ownership restrictions, the Company operates substantially all of its online education services through its VIEs, Beijing Sunlands and Tianjin Shangde, and their subsidiaries, in the PRC. Through the below contractual agreements, Wuhan Zhibo and Tianjin Sunlands have (1) the power to direct the activities of the VIEs and their subsidiaries that most significantly affect their economic performance and (2) the right to receive substantially all the benefits from the VIEs and their subsidiaries. They are therefore considered the primary beneficiaries of the VIEs and their subsidiaries, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries are consolidated in the Company's financial statements.

•	Agreements that transfer economic benefits to the Company

Exclusive Technical Consultation and Service Agreement

Under the exclusive technical consultation and service agreement among Wuhan Zhibo, and Beijing Sunlands and its subsidiaries, Wuhan Zhibo has the exclusive right to provide, among other things, technical consultation and services to Beijing Sunlands and Beijing Sunlands Subsidiaries, and Beijing Sunlands and Beijing Sunlands Subsidiaries agree to accept all the consultation and services provided by Wuhan Zhibo. Without Wuhan Zhibo’s prior written consent, Beijing Sunlands and Beijing Sunlands Subsidiaries are prohibited from engaging any third party to provide any services contemplated by this agreement. In addition, Wuhan Zhibo has exclusive and proprietary ownership, rights and interests in any and all intellectual properties arising out of or created during the performance of this agreement. Beijing Sunlands and Beijing Sunlands Subsidiaries agree to pay a quarterly service fee to Wuhan Zhibo at an aggregate amount of a certain percentage ranging from 10% to 100% of Beijing Sunlands and Beijing Sunlands Subsidiaries’ monthly revenue. Unless terminated by Wuhan Zhibo, this agreement will remain effective until the dissolution of Beijing Sunlands and Beijing Sunlands Subsidiaries. Without Wuhan Zhibo’s prior written consent, Beijing Sunlands and Beijing Sunlands Subsidiaries do not have the right to terminate this exclusive technical consultation and service agreement.

Tianjin Sunlands, Tianjin Shangde and its subsidiaries have entered into an Exclusive Technical Consultation and Service Agreement on May 21, 2018, the terms of which are substantially the same as the agreement of Beijing Sunlands summarized above.

Business Operation Agreement

Under the business operation agreement each of Beijing Sunlands, Beijing Sunlands Subsidiaries and the shareholders of Beijing Sunlands confirmed and agreed that, without Wuhan Zhibo’s prior written consent, it shall not make any transaction that has a material adverse effect on the assets, business, personnel, obligations, rights or operations of Beijing Sunlands and Beijing Sunlands Subsidiaries, including but not limited to sale or purchase of any assets or rights exceeding RMB50, incurrence of any encumbrance on any of its assets, including intellectual property rights, in favor of a third party, amendment of its articles of association or business scope, or change of its normal operation procedures. Beijing Sunlands, Beijing Sunlands Subsidiaries and the shareholders of Beijing Sunlands shall accept and execute opinions and instructions of Wuhan Zhibo in connection with the employee engagement and dismissal, daily operations and financial management systems. The shareholders of Beijing Sunlands shall elect or appoint the candidates recommended by Wuhan Zhibo as Beijing Sunlands’ directors and supervisors, and procure the appointment of Beijing Sunlands’ chairman of the board and senior management pursuant to Wuhan Zhibo’s designation. The agreement also provides that if any of the agreements among Wuhan Zhibo, Beijing Sunlands and the Beijing Sunlands Subsidiaries is terminated, Wuhan Zhibo is entitled to terminate all of the other agreements among itself, Beijing Sunlands and Beijing Sunlands Subsidiaries. This agreement will remain binding until dissolution of Beijing Sunlands and all the Beijing Sunlands Subsidiaries.

Tianjin Sunlands, Tianjin Shangde and its subsidiaries, and the shareholders of Tianjin Shangde have entered into a Business Operation Agreement on May 21, 2018, the terms of which are substantially the same as the agreement of Beijing Sunlands summarized above.

1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements – continued

•	Agreements that transfer economic benefits to the Company – continued

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement among Wuhan Zhibo, the shareholders of Beijing Sunlands and its subsidiaries, the shareholders of Beijing Sunlands pledged all of their equity interests in Beijing Sunlands to Wuhan Zhibo as security for performance of the obligations of Beijing Sunlands and its shareholders under the exclusive technical consultation and service agreements, the option agreement and the business operation agreement. The shareholders of Beijing Sunlands shall instruct Beijing Sunlands not to distribute any dividends and shall not approve any profit distribution plan. If any of the specified events of default occurs, Wuhan Zhibo may exercise the right to enforce the pledges after giving a notice of default to the shareholders of Beijing Sunlands. Wuhan Zhibo may assign any and all of its rights and obligations under equity interest pledge agreement to its designee(s) at any time. The equity interest pledge agreement is binding on the shareholders of Beijing Sunlands and their successors and shall be valid with respect to the shareholders of Beijing Sunlands and each of its successors.

Tianjin Sunlands and the shareholders of Tianjin Shangde and its subsidiaries have entered into an Equity Interest Pledge Agreement on May 21, 2018, the terms of which are substantially the same as the agreement of Wuhan Zhibo summarized above.

•	Agreements that provide the Company effective control over Beijing Sunlands and Tianjin Shangde

Option Agreement

Pursuant to the option agreement among Wuhan Zhibo, the shareholders of Beijing Sunlands and Beijing Sunlands, each of the shareholders irrevocably granted Wuhan Zhibo a right to purchase or designate a third party to purchase, equity interests in Beijing Sunlands then held by each shareholder at once or at multiple times at any time in part or in whole at Wuhan Zhibo’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of Beijing Sunlands shall promptly surrender all considerations they received from the exercise of the options to Wuhan Zhibo or the designated third party free of charge. Without Wuhan Zhibo’s prior written consent, the shareholders of Beijing Sunlands shall not, individually or collectively, make or procure Beijing Sunlands to make any transaction or conduct that has a material adverse effect on the assets, liabilities, operations, equity and other legal rights of Beijing Sunlands. Without Wuhan Zhibo’s prior written consent, Beijing Sunlands shall not enter into any contract exceeding RMB50, except the contracts in the ordinary course of the business. Beijing Sunlands shall not be dissolved or liquidated without prior written consent by Wuhan Zhibo. The shareholders of Beijing Sunlands waive their rights of pre-emption in regard to the transfer of equity interest by any other shareholder of Beijing Sunlands to Wuhan Zhibo as instructed.

Tianjin Sunlands, the shareholders of Tianjin Shangde and Tianjin Shangde have entered into an Option Agreement on May 21, 2018, the terms of which are substantially the same as the agreement of Wuhan Zhibo summarized above.

Powers of Attorney

Pursuant to the powers of attorney executed by the shareholders of Beijing Sunlands, the shareholders of Beijing Sunlands each irrevocably authorized Wuhan Zhibo to act on their respective behalf as exclusive agent and attorney with respect to all rights of shareholders concerning all equity interests held by each of them in Beijing Sunlands, including but not limited to propose to convene shareholder meetings, accept any notice with respect to the convening and proceeding of the shareholder meeting, attend shareholder meetings, sign the shareholders resolutions on behalf of, exercise all the shareholder’s rights and Beijing Sunlands’ articles of association (including but not limited to voting rights and the sale, transfer, pledge, or dispose of all equity interests held in part or in whole), and designate and appoint on their respective behalf the president, directors, supervisors, CEO, chief financial officer and other senior management members of Beijing Sunlands.

1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements – continued

•	Agreements that provide the Company effective control over Beijing Sunlands and Tianjin Shangde – continued

Powers of Attorney – continued

The shareholders of Tianjin Shangde each irrevocably authorized Tianjin Sunlands to act on their respective behalf as executive agent and attorney with respect to all rights of shareholders pursuant the power of attorney executed on May 21, 2018.

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouses of the general partners of entities as the shareholders of Beijing Sunlands and Tianjin Shangde, the signing spouse confirmed and agreed that the equity interests of Beijing Sunlands and Tianjin Shangde are the own property of their spouses and shall not constitute the jointly possessed property of the couples. The spouses also irrevocably waived any potential right or interest that may be granted by operation of applicable law in connection with the equity interests of Beijing Sunlands and Tianjin Shangde held by their spouses.

As a result of the contractual arrangements above, Wuhan Zhibo and Tianjin Sunlands bear the economic risks and receive the economic benefits of the VIEs and are the primary beneficiary of the VIEs. Therefore, the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with Beijing Sunlands, Tianjin Shangde and their shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•

Beijing Sunlands, Tianjin Shangde and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of Beijing Sunlands and Tianjin Shangde, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

•

Beijing Sunlands, Tianjin Shangde and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate Beijing Sunlands, Tianjin Shangde and their subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over Beijing Sunlands, Tianjin Shangde and their shareholders, and the Group may lose the ability to receive economic benefits from Beijing Sunlands and Tianjin Shangde.

1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements - continued

The following financial information of the VIEs and their subsidiaries as of December 31, 2018 and 2019 and for each of the three years in the period ended December 31, 2019 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the subsidiaries, VIEs and their subsidiaries:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	80,371	69,539
Short-term investments	587,051	38,990
Prepaid expenses and other current assets	46,601	106,568
Total current assets	818,480	284,887
Right-of-use assets	—	340,302
Total non-current assets	377,856	776,783
Total assets	1,196,336	1,061,670
Accrued expenses and other current liabilities	241,204	209,727
Deferred revenue, current	1,765,085	1,162,938
Lease liabilities, current	—	22,659
Total current liabilities	2,006,289	1,395,324
Deferred revenue, non-current	1,520,940	1,096,482
Lease liabilities, non-current	—	358,467
Total liabilities	3,527,364	2,854,823

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	970,162	1,973,985	2,049,461
Net (loss)/income	(606,946)	393,063	590,728
Net cash generated from/(used in) operating activities	845,616	1,448,005	(480,084)
Net cash (used in)/generated from investing activities	(375,802)	(315,198)	522,104
Net cash (used in)/generated from financing activities	(391,237)	8,018	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations. No creditor (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.